Basis of preparation (Tables)	12 Months Ended
Sep. 30, 2025
Basis of preparation
Schedule of wholly owned subsidiaries

At September 30, 2025, the Company has the following wholly-owned subsidiaries:

		Functional
Entity	Location	Currency	Equity %
KWESST Inc.	Ottawa, Canada	CAD	100%
2720178 Ontario Inc.	Ottawa, Canada	CAD	100%
Police Ordnance Company Inc.	Ottawa, Canada	CAD	100%
KWESST U.S. Holdings Inc.	Delaware, United States	USD	100%
KWESST Defense Systems U.S. Inc	North Carolina, United States	USD	100%
KWESST Public Safety Systems U.S. Inc.	North Carolina, United States	USD	100%
KWESST Public Safety Systems Canada Inc.	Ottawa, Canada	CAD	100%